[GRAPHIC OMITTED]
                                      CRM
                                     FUNDS
                                    SMALL CAP
                                   VALUE FUND

                                    LARGE CAP
                                   VALUE FUND
                                Investor Shares
                               SEMI-ANNUAL REPORT
                                December 31, 1999

                                  THE CRM FUNDS
--------------------------------------------------------------------------------
                    FUND AND SHAREHOLDER ACCOUNT INFORMATION:
                                   PFPC, Inc.
                                  P.O. Box 8742
                              Wilmington, DE 19899
                                 (800) CRM-2883
--------------------------------------------------------------------------------
SEMI-ANNUAL REPORT                                             DECEMBER 31, 1999
--------------------------------------------------------------------------------

Dear Fellow Shareholder:

1999 was a year of fads, of stock market records and, as always, change. So seemed to be the case with Internet stocks, as people again ignored fundamentals in favor of momentum and speculation. Day traders expanded the volatility of the stock market considerably, and wide daily swings of 20-30% in Internet stocks became a regular event. Microsoft survived a Federal Court's monopoly ruling, only to have its share price reach a record level on the December announcement of the completion of Windows 2000, making it the first company in history to reach a market capitalization over $600 billion.

A record $70 billion was raised in the IPO market, dominated by Internet companies but also marked by initial offerings from Goldman Sachs & Co. and United Parcel Service, the largest IPO in history. Technology euphoria drove the NASDAQ over 3000 and then over 4000 in a two-month period; the NASDAQ's gain of 85.6% marked the single greatest one-year gain of any broad index, surpassing the Dow Jones gain of 81.5% in 1915. The S&P 500 Index itself experienced its fifth year in a row of 20%+ performance, sealing the best five-year run of the century. Five of the best performing stocks last year are telecommunications companies, and the other five make software for use on the Web. In short, everything paled in comparison to technology.

The narrow technology leadership is perhaps best explained not in terms of its success, but in terms of the rest of the market's setbacks. A full 50% of S&P 500 stocks actually declined over the year, and 104 of the 500 names dropped over 25% in value. Similarly, while the P/E ratio of the S&P 500 grew from 24 to 28 on a market cap weighted basis (with the larger cap technology names ascending to much higher levels), the P/E ratio on an equally weighted basis actually fell from 19 to 18 throughout the year. And nowhere was this more evident than within the small and mid cap markets, where the disparity between growth and value stocks reached its highest point since the Frank Russell Co. began reporting its data in 1979. The Russell Mid Cap Growth Index outperformed the Russell Mid Cap Value Index by a staggering 51% in 1999. Furthermore, an unprecedented degree of punishment was dealt out to companies with either disappointing earnings or traditional business models that didn't fit the mold of "the new paradigm."

Since the CRM Funds' beginnings in 1973, we have been very conscious of risk versus return when selecting investments. We believe that an example of our ability to manage risk versus return is our technology related exposure in portfolios. While our value strategy did benefit from our core technology weighting, some of our best performing stocks were not considered "technology" under traditional classifications. Instead, these companies, most of which are service oriented, benefit indirectly from the growth in e-commerce, the Internet bandwidth and telecommunications by capturing these same themes while trading at reasonable valuations.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
The market is, and always will be, a multi-tiered market in which certain styles are favored over others. The Federal Reserve has done such a good job over the past few years in managing what has seemed to be an endless economic soft landing that investors have forgotten about business cycles (and market cycles) altogether. Value investing is aided by cyclical environments, as it gives many industries an opportunity to produce very high rates of recovery earnings growth. As we said at the beginning of this letter, last year was marked by change. Change will forever be on the horizon. Previous periods of value or growth stocks outperforming one another have correlated with changes in the business cycles, brought on by influences such as inflation and interest rates, among others. The Fed's concern over the impact of global recovery on our economy will no doubt lead to additional interest rate increases. We believe these changes will expand the market's single-minded focus on technology and reward a broader universe of stocks. An important distinction needs to be made between investing and chasing momentum, the latter of which is leading investors to disregard risk constraints and valuation criteria altogether. Looking into the next millenium, we, as always, remain poised to strive to provide our investors with the best returns for the least amount of risk we can accept.

Sincerely,

The CRM Funds

     /S/RONALD H. MCGLYNN                   /S/ROBERT J. CHRISTIAN
     Ronald H. McGlynn                      Robert J. Christian
     President and CEO                      President
     Cramer Rosenthal McGlynn, LLC          WT Mutual Fund

The Russell 3000(REGISTRATION MARK) Index measures the performance of the 3,000 largest U.S. companies, based on total market capitalization. The Russell 1000(REGISTRATION MARK) Index measures the performance of the 1,000 largest companies in the Russell 3000(REGISTRATION MARK) Index. The Russell 2500(TRADE
MARK) Index measures the performance of the 2,500 smallest companies in the Russell 3000(REGISTRATION MARK) Index. The Russell 2500(TRADE MARK) Value Index measures the performance of those Russell 2500(TRADE MARK) companies with lower price-to-book ratios and lower forecasted growth values. Lastly, the Russell 2500(TRADE MARK) Growth Index measures the performance of those Russell
2500(TRADE MARK) companies with higher price-to-book ratios and higher forecasted growth values.

These indices do not include the effect of any expenses, which have been deducted from each Fund's return. Individuals cannot invest directly in any index.

During the period certain fees and expenses were waived by the service providers. Without these waivers total returns would have been lower. Additional performance figures for the Funds can be found in the Comparison of Change in Value of $10,000 Investment section of this report.

The views in this report were those of the Funds' managers as of December 31, 1999 and may not reflect the views of the managers on the date this report is first published or any time thereafter. These views are intended to assist shareholders of the Funds in understanding their investment in the Funds and do not constitute investment advice.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (UNAUDITED)
DECEMBER 31, 1999
================================================================================
                                                     SMALL CAP        LARGE CAP
                                                     VALUE FUND      VALUE FUND
                                                    ------------     ----------
ASSETS
     Investment in Series, at value ............... $174,621,217     $8,713,052
     Receivable for Portfolio shares sold .........      602,694             --
     Receivable for investment in Series withdrawn       253,424             --
     Other assets .................................       56,068          2,735
                                                    ------------     ----------
Total assets ......................................  175,533,403      8,715,787
                                                    ------------     ----------
LIABILITIES
     Payable for portfolio shares redeemed ........      253,424             --
     Payable for investment in series .............      602,694             --
     Accrued expenses and other liabilites ........      212,087         47,736
                                                    ------------     ----------
Total liabilities .................................    1,068,205         47,736
                                                    ------------     ----------
NET ASSETS ........................................ $174,465,198     $8,668,051
                                                    ============     ==========
COMPONENTS OF NET ASSETS
     Paid in Capital .............................. $169,277,101     $9,356,233
     Undistributed net investment income (loss) ...     (659,821)         5,460
     Net unrealized appreciation on investments ...   13,904,652        847,296
     Accumulated net realized loss ................   (8,056,734)    (1,540,938)
                                                    ------------     ----------
NET ASSETS ........................................ $174,465,198     $8,668,051
                                                    ============     ==========
NET ASSETS BY SHARE CLASS
     Investor Shares .............................. $ 80,012,252     $8,668,051
     Institutional Shares .........................   94,452,946             --
                                                    ------------     ----------
                                                    $174,465,198     $8,668,051
                                                    ============     ==========
SHARES OF BENEFICIAL INTEREST OUTSTANDING
     Investor Shares ..............................    5,076,295        812,341
     Institutional Shares .........................    5,917,876             --

NET ASSET VALUE (OFFERING PRICE AND
REDEMPTION PRICE) PER SHARE
     Investor Shares ..............................       $15.76         $10.67
     Institutional Shares .........................       $15.96             --

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF OPERATIONS
FOR THE PERIOD JULY 1, 1999 THROUGH DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                      SMALL CAP      LARGE CAP
                                                     VALUE FUND      VALUE FUND
                                                    ------------    ------------
INVESTMENT INCOME
     Investment income from Series ................ $    126,199    $    26,150
     Expenses from Series .........................     (249,558)       (10,098)
                                                    ------------    -----------
       Net investment income (loss) from Series ...     (123,359)        16,052
     Dividends ....................................      233,900         81,863
     Interest .....................................       41,219         18,934
                                                    ------------    -----------
Total investment income ...........................      151,760        116,849
                                                    ------------    -----------
EXPENSES
     Investment advisory fees .....................      437,325         52,188
     Shareholder services--Investor Shares ........      104,768         21,061
     Administration fees ..........................       60,351         16,438
     Transfer agent services ......................       68,049         18,125
     Professional services ........................       31,958          9,587
     Registration fees ............................       29,119          8,093
     Accounting services ..........................       24,115         15,098
     Custody fees .................................       19,683          8,676
     Trustee fees and expenses ....................        9,174          1,728
     Amortization of organizational costs .........        5,841             --
     Printing .....................................       14,213          1,893
     Miscellaneous ................................        6,985          2,473
                                                    ------------    -----------
Total expenses ....................................      811,581        155,360
     Expenses reimbursed and fees waived (Note 4) .           --        (44,000)
                                                    ------------    -----------
     Net expenses .................................      811,581        111,360
                                                    ------------    -----------
NET INVESTMENT INCOME(LOSS) .......................     (659,821)         5,489
                                                    ------------    -----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
     Net realized gain (loss) from investments ....   20,882,734     (1,540,958)
     Net change in unrealized appreciation
         (depreciation) of investments ............  (11,512,639)    (2,312,021)
                                                    ------------    -----------
Net realized and unrealized gain (loss) on investments 9,370,095     (3,852,979)
                                                    ------------    -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS ....................... $  8,710,274    $(3,847,490)
                                                    ============    ===========
--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS
--------------------------------------------------------------------------------
THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================

                                                                               SMALL CAP VALUE FUND
                                                                    ---------------------------------------------
                                                                    PERIOD ENDED   PERIOD ENDED     PERIOD ENDED
                                                                    DECEMBER 31,     JUNE 30,       SEPTEMBER 30,
                                                                       1999(b)        1999(a)           1998
                                                                    ------------    ------------    ------------
NET ASSETS-- BEGINNING OF PERIOD ...............................    $184,857,401    $179,175,027    $144,000,755
                                                                    ------------    ------------    ------------
OPERATIONS
     Net investment loss .......................................        (659,821)        (62,625)       (550,558)
     Net realized gain (loss) from investments .................      20,882,734     (24,868,940)     (3,867,578)
     Net change in unrealized appreciation (depreciation)
       of investments ..........................................     (11,512,639)     14,749,330     (43,791,270)
                                                                    ------------    ------------    ------------
       Net increase (decrease) in net assets resulting
         from operations .......................................       8,710,274      14,749,330     (43,791,270)
                                                                    ------------    ------------    ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net realized gain on investments -- Investor Shares .......              --              --      (7,725,721)
     Return of capital -- Investor Shares ......................              --         (32,526)       (212,312)
     Return of capital -- Institutional Shares .................              --         (21,148)             --
                                                                    ------------    ------------    ------------
       Total distributions to shareholders .....................              --         (53,674)     (7,938,033)
                                                                    ------------    ------------    ------------
CAPITAL SHARE TRANSACTIONS
     Sale of shares-- Investor Shares ..........................       6,039,332      20,036,102      86,883,053
     Sale of shares-- Institutional Shares .....................      10,543,448      47,952,631      64,007,466
     Reinvestment of distributions-- Investor Shares ...........              --          29,522       7,442,799
     Reinvestment of distributions-- Institutional Shares ......              --          17,473              --
     Redemption of shares-- Investor Shares ....................     (24,491,510)    (61,826,506)    (67,420,738)
     Redemption of shares-- Institutional Shares ...............     (11,193,747)    (15,222,504)     (4,009,005)
                                                                    ------------    ------------    ------------
       Net increase (decrease) from capital share transactions .     (19,102,477)     (9,013,282)     86,903,575
                                                                    ------------    ------------    ------------
       Total increase (decrease) in net assets .................     (10,392,203)      5,682,374      35,174,272
                                                                    ------------    ------------    ------------
NET ASSETS-- END OF PERIOD .....................................    $174,465,198    $184,857,401    $179,175,027
                                                                    ============    ============    ============
Accumulated undistributed net investment income ................    $         --    $         --    $         --
                                                                    ============    ============    ============

CAPITAL SHARE TRANSACTIONS                                             SHARES          SHARES          SHARES
                                                                    ------------    ------------    ------------
     Sale of shares-- Investor Shares ..........................         416,710       2,003,255       5,036,141
     Sale of shares-- Institutional Shares .....................         709,508       3,827,612       3,750,486
     Reinvestment of distributions-- Investor Shares ...........              --           2,138         473,135
     Reinvestment of distributions-- Institutional Shares ......              --           1,254              --
     Redemption of shares-- Investor Shares ....................      (1,684,752)     (5,278,702)     (4,034,611)
     Redemption of shares-- Institutional Shares ...............        (752,409)     (1,384,480)       (234,095)
                                                                    ------------    ------------    ------------
       Net increase (decrease) in shares .......................      (1,310,943)       (828,923)      4,991,056
                                                                    ============    ============    ============

(a) For the period October 1, 1998 through June 30, 1999.
(b) For the period July 1, 1999 through December 31, 1999 (Unaudited).

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

THE CRM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                               LARGE CAP VALUE FUND
                                                                    --------------------------------------------
                                                                    PERIOD ENDED     PERIOD ENDED   PERIOD ENDED
                                                                    DECEMBER 31,       JUNE 30,     SEPTEMBER 30,
                                                                       1999(c)          1999(b)        1998(a)
                                                                    ------------     ------------   ------------
NET ASSETS-- BEGINNING OF PERIOD ...............................    $ 30,935,706     $10,667,761     $        --
                                                                    ------------     -----------     -----------
OPERATIONS
     Net investment income .....................................           5,489         108,921          14,671
     Net realized gain (loss) from investments .................      (1,540,958)        176,140         (23,760)
     Net change in unrealized appreciation
       (depreciation) of investments ...........................      (2,312,021)      3,102,837          56,480
                                                                    ------------     -----------     -----------
       Net increase (decrease) in net assets
         resulting from operations .............................      (3,847,490)      3,387,898          47,391
                                                                    ------------     -----------     -----------
DISTRIBUTIONS TO SHAREHOLDERS FROM
     Net investment income-- Investor Shares ...................          (2,292)       (121,068)             --
     Net realized gain on investments-- Investor Shares ........        (140,234)        (12,387)             --
                                                                    ------------     -----------     -----------
       Total distributions to shareholders .....................        (142,526)       (133,455)             --
                                                                    ------------     -----------     -----------
CAPITAL SHARE TRANSACTIONS
     Sale of shares-- Investor Shares ..........................       2,259,510      23,136,247      10,620,370
     Reinvestment of distributions-- Investor Shares ...........         138,957         133,426              --
     Redemption of shares-- Investor Shares ....................     (20,676,106)     (6,256,171)             --
                                                                    ------------     -----------     -----------
       Net increase (decrease) from capital share transactions .     (18,277,639)     17,013,502      10,620,370
                                                                    ------------     -----------     -----------
       Total increase (decrease) in net assets .................     (22,267,655)     20,267,945      10,667,761
                                                                    ------------     -----------     -----------
NET ASSETS-- END OF PERIOD .....................................    $  8,668,051     $30,935,706     $10,667,761
                                                                    ============     ===========     ===========
Accumulated undistributed net investment income ................    $      5,460     $     2,524     $    14,671
                                                                    ============     ===========     ===========

CAPITAL SHARE TRANSACTIONS                                            SHARES          SHARES          SHARES
                                                                    ------------     -----------     -----------
     Sale of shares-- Investor Shares ..........................         212,084       2,290,936       1,064,174
     Reinvestment of distributions-- Investor Shares ...........          13,221          11,395              --
     Redemption of shares-- Investor Shares ....................      (1,955,327)       (824,142)             --
                                                                    ------------     -----------     -----------
       Net increase (decrease) in shares .......................      (1,730,022)      1,478,189       1,064,174
                                                                    ============     ===========     ===========

(a)  For the  period  January  6,  1998  (commencement  of  operations)  through September 30, 1998.
(b) For the period October 1, 1998 through June 30, 1999.
(c) For the period July 1, 1999 through December 31, 1999 (Unaudited).

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS
================================================================================
CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                   SMALL CAP VALUE FUND
                                             ------------------------------------------------------------------------
                                                                      INVESTOR SHARES
                                             ------------------------------------------------------------------------
                                             PERIOD ENDED   PERIOD ENDED   YEAR ENDED     YEAR ENDED     YEAR ENDED
                                             DECEMBER 31,     JUNE 30,    SEPTEMBER 30,  SEPTEMBER 30,  SEPTEMBER 30,
                                                1999(c)        1999(b)        1998           1997          1996(a)
                                             ------------   ------------  -------------  -------------  -------------
Net asset value-- Beginning of Period .......  $ 14.94        $ 13.61        $ 17.68        $ 13.71       $ 10.00
                                               -------        -------        -------        -------       -------
Investment operations
     Net investment loss ....................     (.08)         (0.02)         (0.06)         (0.06)        (0.02)
     Net realized and unrealized gain
       (loss) on investments ................      .90           1.35          (3.15)          4.89          3.73
                                               -------        -------        -------        -------       -------
Total from investment operations ............      .82           1.33          (3.21)          4.83          3.71
                                               -------        -------        -------        -------       -------
Distributions to shareholders from
     Net investment income ..................       --             --             --             --            --(d)
     Net realized gain on investments .......       --             --          (0.84)         (0.86)           --
     Return of capital ......................       --             --(d)       (0.02)            --            --
                                               -------        -------        -------        -------       -------
Total distributions to shareholders .........       --             --          (0.86)         (0.86)           --
                                               -------        -------        -------        -------       -------
Net asset value-- End of Period .............  $ 15.76        $ 14.94        $ 13.61        $ 17.68       $ 13.71
                                               =======        =======        =======        =======       =======
Total Return ................................    5.49%          9.80%       (18.81)%         37.14%        37.15%

Ratios/Supplemental data
Ratios to average net assets:
     Expenses, including
       reimbursement/waiver .................    1.39%(e)       1.42%(e)       1.38%          1.50%         1.49%
     Expenses, excluding
       reimbursement/waiver .................    1.39%(e)       1.46%(e)       1.38%          1.50%         1.98%
     Net investment loss, including
       reimbursement/waiver .................  (0.92)%(e)     (0.16)%(e)     (0.34)%        (0.56)%       (0.40)%
Portfolio turnover rate .....................      --(f)          64%            57%            99%          111%
Net assets at end of period
  (000's omitted) ...........................  $80,013        $94,806       $130,929       $144,001       $45,385

(a) For the year October 1, 1995 (commencement of operations) through September 30, 1996.
(b) For the period October 1, 1998 through June 30, 1999.
(c) For the period July 1, 1999 through December 31, 1999 (Unaudited).
(d) Less than $0.01 per share.
(e) Annualized. Effective November 1, 1999, the ratios to average net assets include expenses allocated from the Series.
(f) See WT Investment Trust's Note 4 to the Financial Statements for portfolio turnover.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS
================================================================================
CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                                 SMALL CAP VALUE FUND
                                                                    ------------------------------------------------
                                                                                 INSTITUTIONAL SHARES
                                                                    ------------------------------------------------
                                                                    PERIOD ENDED     PERIOD ENDED      PERIOD ENDED
                                                                    DECEMBER 31,       JUNE 30,        SEPTEMBER 30,
                                                                       1999(c)          1999(b)           1998(a)
                                                                    ------------     ------------      -------------
Net asset value-- Beginning of Period ..............................   $ 15.11          $ 13.72           $ 15.99
                                                                       -------          -------           -------
Investment operations
     Net investment income (loss) ..................................      (.05)            0.01              0.01
     Net realized and unrealized gain (loss) on investments ........       .90             1.38             (2.28)
                                                                       -------          -------           -------
Total from investment operations ...................................       .85             1.39             (2.27)
                                                                       -------          -------           -------
Distributions to shareholders from
     Return of capital .............................................        --               --(d)             --
                                                                       -------          -------           -------
Net asset value-- End of Period ....................................   $ 15.96          $ 15.11           $ 13.72
                                                                       =======          =======           =======
Total Return .......................................................     5.63%           10.16%          (14.20)%

Ratios/Supplemental data
Ratios to average net assets:
     Expenses, including reimbursement/waiver ......................     1.07%(e)         1.08%(e)          1.15%(e)
     Expenses, excluding reimbursement/waiver ......................     1.07%(e)         1.09%(e)          1.23%(e)
     Net investment income, including reimbursement/waiver .........   (0.61)%(e)         0.11%(e)          0.08%(e)
Portfolio turnover rate ............................................        --(f)           64%               57%
Net assets at end of period (000's omitted) ........................   $94,453         $90,051            $48,246

(a) For the period January 27, 1998 (inception of Institutional Share class) through September 30, 1998.
(b) For the period  October 1, 1998 through  June 30,  1999.
(c) For the period July 1, 1999 through December 31, 1999 (Unaudited).
(d) Less than $0.01 per share.
(e) Annualized. Effective November 1, 1999, the ratios to average net assets include expenses allocated from the Series.
(f) See WT Investment Trust's Note 4 to the Financial Statements for portfolio turnover.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                           THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
FINANCIAL HIGHLIGHTS
================================================================================
CONTAINED BELOW IS PER SHARE OPERATING PERFORMANCE DATA FOR AN AVERAGE SHARE OF BENEFICIAL INTEREST OUTSTANDING, TOTAL INVESTMENT RETURN, RATIOS TO AVERAGE NET ASSETS AND OTHER SUPPLEMENTAL DATA FOR EACH PERIOD INDICATED.

                                                                              LARGE CAP VALUE FUND
                                                                    -------------------------------------------------
                                                                                 INVESTOR SHARES
                                                                    -------------------------------------------------
                                                                    PERIOD ENDED     PERIOD ENDED      PERIOD ENDED
                                                                     DECEMBER 31,       JUNE 30,        SEPTEMBER 30,
                                                                        1999(c)          1999(b)           1998(a)
                                                                    -------------    ------------      --------------
Net asset value-- Beginning of Period ..............................    $12.17          $ 10.92           $ 10.00
                                                                        ------          -------           -------
Investment operations
     Net investment income .........................................        --             0.06              0.01
     Net realized and unrealized gain(loss) on investments .........     (1.33)            2.16              0.01
                                                                        ------          -------           -------
Total from investment operations ...................................     (1.33)            2.22              0.02
                                                                        ------          -------           -------
Distributions to shareholders from
     Net investment income .........................................        --(d)         (0.06)               --
     Net realized gain on investments ..............................     (0.17)           (0.01)               --
                                                                        ------          -------           -------
Total distributions to shareholders ................................     (0.17)           (0.07)               --
                                                                        ------          -------           -------
Net asset value-- End of Period ....................................    $10.67          $ 12.17           $ 10.02
                                                                        ======          =======           =======
Total Return .......................................................  (10.87)%           22.16%             0.20%

Ratios/Supplemental data
Ratios to average net assets:
     Expenses, including reimbursement/waiver ......................     1.50%(e)         1.50%(e)          1.50%(e)
     Expenses, excluding reimbursement/waiver ......................     1.96%(e)         1.92%(e)          3.95%(e)
     Net investment income, including reimbursement/waiver .........     0.06%(e)         0.63%(e)          1.78%(e)
Portfolio turnover rate ............................................        --(f)           56%                7%
Net assets at end of period (000's omitted) ........................    $8,668          $30,936           $10,668

(a) For the period August 25, 1998 (commencement of operations) through September 30, 1998.
(b) For the period October 1, 1998 through June 30, 1999.
(c) For the period July 1, 1999 through December 31, 1999 (Unaudited).
(d) Less than $0.01 per share.
(e) Annualized. Effective November 1, 1999, the ratios to average net assets include expenses allocated from the Series.
(f) See WT Investment Trust's Note 4 to the Financial Statements for portfolio turnover.

--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS
                                        9

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================
1.   ORGANIZATION

CRM Small Cap Value Fund and CRM Large Cap Value Fund (each a "Fund" and collectively the "Funds") are series of WT Mutual Fund ("WT Fund"). WT Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Funds. Information regarding other series of WT Fund are contained in separate reports to their shareholders.

Effective November 1, 1999, each Fund began pursuing its investment objective by investing all of its investable assets in the corresponding series of WT Investment Trust I (the "Series") having the same investment objective, policies and limitations. The performance of each Fund is directly affected by the performance of its corresponding Series. The financial statements of the Series, including their Schedules of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Information presented for periods prior to November 1, 1999 reflects the operating results of predecessor mutual funds (see Note 6).

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

     The following represent the significant accounting policies of the Funds:

     VALUATION OF INVESTMENT IN SERIES -- The valuation of each Fund's investment in its corresponding Series is based on the underlying securities held by the Series. Each Fund is allocated its portion of the Series' securities market value based on its ownership interest in the Series. The valuation of securities held by the Series is discussed in the notes to the Series' financial statements.

     INVESTMENT INCOME -- The Funds record their share of the respective Series' income, expenses and realized and unrealized gains and losses daily. Additionally, each Fund records its own expenses as incurred.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions to shareholders from net investment income and net realized gain, if any, are declared and paid annually. Distributions are based on amounts calculated in accordance with applicable income tax regulations and additional distributions will be made if necessary.

     ORGANIZATION COSTS -- Costs incurred by the Funds in connection with their organization and registration of shares prior to June 30, 1998, have been capitalized and are being amortized using the straight-line method over a five- year period.
--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
================================================================================

     FEDERAL TAXES -- Each Fund intends to continue to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code. In addition, by distributing in each calendar year substantially all its net investment income, capital gains and certain other amounts, if any, each Fund will not be subject to federal excise tax. Since the Funds intend to meet these minimum distribution requirements, no federal income tax provision is currently required.

     CAPITAL LOSS CARRYFORWARDS -- At June 30, 1999, for federal income tax purposes, the following Funds had capital loss carryforwards which may be applied against any net taxable realized gains of each succeeding year until the earlier of their utilization or expiration.

                                                 SMALL CAP
           EXPIRATION DATE                      VALUE FUND
           ------------------------------------------------
           June 30, 2007                        $10,837,449

3.   ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment advisor to the Series is Cramer Rosenthal McGlynn, LLC ("CRM"). Advisory fees charged to the Series are discussed in the notes to the Series' financial statements. Prior to November 1, 1999, CRM served as investment adviser to the Predecessor Funds (see Note 6) and received an annual fee of .75% of average daily net assets.

PFPC Inc. ("PFPC") performs certain administrative and accounting services, including determining the net asset value per share of each Fund, pursuant to an Administration and Accounting Services Agreement with the WT Fund on behalf of the Funds.

PFPC also serves as transfer and dividend disbursing agent to the Funds.

WT Funds' Board of Trustees has adopted a Shareholder Servicing Plan which allows the Funds to obtain the services of CRM and other qualified financial institutions to act as shareholder servicing agents for their customers. Under this plan, the Funds pay shareholder servicing agents, including CRM up to 0.25% of the average daily net assets of the Investor Share class of the Small Cap Value Fund and Large Cap Value Fund attributable to accounts for which they provide shareholder services.

Certain Trustees and officers of WT Fund are also officers or directors of CRM. Trustees and officers of WT Fund who are interested persons of the Fund receive no compensation from WT Fund.

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

CRM has voluntarily undertaken to waive a portion of its fees or reimburse certain expenses of the Investor Shares of each Fund to the extent that total annual operating expenses exceed 1.50% of net assets. This understanding will remain in place until the Board of Trustees approves its termination. In addition, PFPC has voluntarily waived a portion of its fees. For the period ended December 31, 1999, fees waived and expenses reimbursed were as follows:

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
================================================================================

                                    INVESTMENT                                        EXPENSES
                                     ADVISORY     ACCT/ADMIN   TRANSFER    CUSTODY   REIMBURSED
                                        FEE           FEE     AGENT FEES     FEE     BY ADVISER    TOTAL
                                    ----------    ----------  ----------   -------   ----------   -------
     Large Cap Value Fund ........   $26,716        $9,000      $4,000      $200       $4,084     $44,000

5.   INVESTMENT TRANSACTIONS

During the period ended December 31, 1999, contributions to and withdrawals from the respective Series were as follows:

                                              SMALL CAP        LARGE CAP
                                             VALUE FUND        VALUE FUND
                                            ------------      -----------
      Contributions ......................  $166,684,680      $11,940,849
      Withdrawals ........................   (16,662,794)      (3,985,014)

6.   FUND MERGER

Effective November 1, 1999, the CRM Small Cap Value Fund and CRM Large Cap Value Fund acquired all of the assets and assumed all of the liabilities of The CRM Funds - Small Cap Value Fund and The CRM Funds - Large Cap Value Fund (the "Predecessor Funds"), respectively, each an open-end management company, pursuant to separate Plans of Reorganization (the "Reorganizations"). The shareholders of the Predecessor Funds received shares of their respective Fund equal to the aggregate net asset value of their shares in the Predecessor Fund.

The Reorganizations were treated as non-taxable events and accordingly the Funds' basis in the securities acquired reflects the historical cost basis as of the date of transfer. The net assets and net unrealized appreciation (depreciation) of the Predecessor Funds as of November 1, 1999 were as follows:

                                                                  NET UREALIZED
                                                                   APPRECIATION
                                                  NET ASSETS      (DEPRECIATION)
                                                  ------------     -----------
      The CRM Funds - Small Cap Value Fund        $158,932,951     $(2,022,593)
      The CRM Funds - Large Cap Value Fund          10,404,693          44,276

The Predecessor Funds' investment objectives, policies and restrictions were identical to those of their respective Fund, which were established on November 1, 1999. For financial reporting purposes the Predecessor Funds' operating histories prior to the acquisitions are reflected in the respective financial statements and financial highlights of the Funds.

--------------------------------------------------------------------------------
                                                                   THE CRM FUNDS

--------------------------------------------------------------------------------
THE CRM FUNDS
NOTICE TO SHAREHOLDERS (UNAUDITED)
================================================================================
SPECIAL MEETINGS OF SHAREHOLDERS

A special meeting of the shareholders of the Predecessor Funds was held on October 22, 1999 to vote on the following proposal:


1. To approve an Agreement and Plan of Reorganization for each Predecessor Fund providing for the transfer of the Predecessor Fund's assets to a newly-created Fund ("a Successor Fund") in exchange for shares of equal value of the Successor Fund (see Note 6 to the Financial Statements).

          FOR               AGAINST           ABSTAINED
        ---------           -------           ---------
        8,432,590            48,514             385,556
--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.                                            THE CRM FUNDS

--------------------------------------------------------------------------------
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)
================================================================================

                       SECURITY
  SHARES             DESCRIPTION                                       VALUE
----------- --------------------------------                       ------------
COMMON STOCK (98.2%)
AMUSEMENT & RECREATION (3.7%)
    611,500 Trans World Entertainment Corp.* ....................   $ 6,420,750
                                                                   ------------
COMMERCIAL PRINTING (1.0%)
     29,100 Zebra Technologies Class A* .........................     1,702,350
                                                                   ------------
COMPUTER SERVICES (11.4%)
     98,500 Bell and Howell Co. .................................     3,133,531
     69,700 Metamor Worldwide, Inc.* ............................     2,030,012
     60,000 Symantec Corp.* .....................................     3,517,500
    446,000 Systems & Computer Technology
            Corp.* ..............................................     7,247,500
    383,200 Trident Microsystems, Inc.* .........................     3,927,800
                                                                   ------------
                                                                     19,856,343
                                                                   ------------
FINANCE & INSURANCE (14.7%)
INSURANCE CARRIERS (2.5%)
    195,000 Everest Reinsurance Holdings, Inc. ..................     4,350,938
                                                                   ------------
SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS (12.2%)
    440,800 AmeriCredit Corp.* ..................................     8,154,800
    247,000 Bay View Capital Corp. ..............................     3,504,313
    116,600 Community First Bankshares, Inc. ....................     1,836,450
    156,800 Imperial Bancorp* ...................................     3,782,800
    230,000 Richmond County Financial Corp. .....................     4,154,375
                                                                   ------------
                                                                     21,432,738
                                                                   ------------
                                                                     25,783,676
                                                                   ------------
FOOD AND BEVERAGE (1.3%)
    128,900 International Home Foods, Inc.* .....................     2,239,637
                                                                   ------------
HOSPITAL & MEDICAL SERVICE PLANS (2.5%)
    165,100 First Health Group Corp. * ..........................     4,437,062
                                                                   ------------
HOTELS, OTHER LODGING PLACES (2.7%)
    529,900 Prime Hospitality Corp.* ............................     4,669,744
                                                                   ------------
MANUFACTURING (27.6%)
AUTOMOTIVE PARTS-EQUIPMENT (0.6%)
    219,500 OEA, Inc.* ..........................................     1,070,062
                                                                   ------------
CHEMICAL & ALLIED PRODUCTS (2.2%)
    186,900 Arch Chemicals, Inc. ................................     3,913,219
                                                                   ------------


                       SECURITY
  SHARES             DESCRIPTION                                       VALUE
----------- --------------------------------                       ------------
MANUFACTURING (CONTINUED)
CONSUMER PRODUCTS (4.5%)
    279,700 Central Garden & Pet Co.* ...........................  $  2,901,887
    325,600 Playtex Products, Inc.* .............................     5,006,100
                                                                   ------------
                                                                      7,907,987
                                                                   ------------
ELECTRICAL EQUIPMENT (1.1%)
    101,200 EMCOR Group, Inc. ...................................     1,846,900
                                                                   ------------
ELECTRONIC COMPONENTS (8.1%)
     26,600 DII Group, Inc.* ....................................     1,887,769
    690,700 Oak Technology, Inc.* ...............................     6,518,481
    160,100 OPTI, Inc.* .........................................       850,531
    125,500 Tektronix, Inc. .....................................     4,878,812
                                                                   ------------
                                                                     14,135,593
                                                                   ------------
IRON & STEEL (2.1%)
    400,200 WHX Corp.* ..........................................     3,601,800
                                                                   ------------
MACHINERY & HEAVY EQUIPMENT (4.0%)
    252,100 Terex Corp.* ........................................     6,995,775
                                                                   ------------
MISCELLANEOUS MANUFACTURING INDUSTRIES (0.4%)
     45,900 D.R. Horton, Inc. ...................................       633,994
                                                                   ------------
NONFERROUS METALS (0.9%)
    129,500 Mascotech, Inc. .....................................     1,643,031
                                                                   ------------
PRECISION INSTRUMENTS & MEDICAL (2.6%)
    119,600 Acuson Corp.* .......................................     1,502,475
    116,100 CONMED Corp.* .......................................     3,004,088
                                                                   ------------
                                                                      4,506,563
                                                                    -----------
TELECOMMUNICATIONS EQUIPMENT (1.1%)
    168,700 Allen Telecom, Inc.* ................................     1,950,594
                                                                   ------------
                                                                     48,205,518
                                                                   ------------
OIL & GAS EXPLORATION (3.0%)
    281,800 Nuevo Energy Co.* ...................................     5,283,750
                                                                   ------------
SERVICES (16.8%)
ADVERTISING SERVICES (4.1%)
    380,000 R.H. Donnelley Corp.* ...............................     7,172,500
                                                                   ------------
BUSINESS SERVICES (5.0%)
    213,000 ChoicePoint, Inc.* ..................................     8,812,875
                                                                   ------------
* Non-income producing security.
--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
SMALL CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999 (UNAUDITED)
================================================================================

                       SECURITY
  SHARES             DESCRIPTION                                       VALUE
----------- --------------------------------                       ------------
SERVICES (CONTINUED)
COMMERCIAL & CONSUMER SERVICES (0.4%)
     22,700 Primark Corp.* ......................................  $    631,344
                                                                   ------------
DETECTIVE, GUARD & ARMORED CAR SERVICES (2.0%)
    327,400 Burns International Services, Corp. .................     3,540,013
                                                                   ------------
MEDICAL & HEALTH SERVICES (1.3%)
    255,500 QuadraMed Corp.* ....................................     2,227,641
                                                                   ------------
MOTION PICTURE THEATRE SERVICES (1.3%)
    400,400 Loews Cineplex Entertainment Corp.* .................     2,352,350
                                                                   ------------
PERSONAL SERVICES (0.4%)
     41,100 Steiner Leisure Ltd.* ...............................       685,856
                                                                   ------------
SANITARY SERVICES (2.3%)
    213,893 Casella Waste Systems, Inc.* ........................     4,037,230
                                                                   ------------
                                                                     29,459,809
                                                                   ------------
REAL ESTATE INVESTMENT TRUSTS (4.0%)
  1,691,900 Ventas, Inc. ........................................     7,084,831
                                                                   ------------
RETAIL (8.5%)
COMPUTER & ELECTRONICS (0.6%)
     43,200 Intertan, Inc.* .....................................     1,128,600
                                                                   ------------
MERCHANDISING (4.1%)
    429,800 Maxim Group, Inc.* ..................................     2,310,175
    101,300 Shopko Stores, Inc.* ................................     2,329,900
    305,200 United Retail Group, Inc.* ..........................     2,517,900
                                                                   ------------
                                                                      7,157,975
                                                                   ------------
TEXTILES & APPAREL (3.8%)
    202,600 Quicksilver, Inc.* ..................................     3,140,300
    277,800 Warnaco Group, Inc. .................................     3,420,413
                                                                   ------------
                                                                      6,560,713
                                                                   ------------
                                                                     14,847,288
                                                                   ------------
TRANSPORTATION (1.0%)
    194,900 RailAmerica, Inc.* ..................................     1,668,832
                                                                   ------------
TOTAL COMMON STOCK
    (COST $157,754,845) .........................................   171,659,590
                                                                   ------------
                       SECURITY
  SHARES             DESCRIPTION                                       VALUE
----------- --------------------------------                       ------------
SHORT-TERM INVESTMENTS (1.2%)
  1,074,430 Sansom Street Fund -
             Money Market Portfolio .............................  $  1,074,430
  1,074,430 Temp Cash Fund - Dollar Series ......................     1,074,430
                                                                   ------------
TOTAL SHORT-TERM INVESTMENTS
            (COST $2,148,860) ...................................     2,148,860
                                                                   ------------

   PAR
-----------
U.S. TREASURY INSTRUMENTS (0.6%)
 $1,000,000 U.S. Treasury Bills
              5.140%, 01/13/00 ..................................       998,287
                                                                   ------------
TOTAL U.S. TREASURY INSTRUMENTS
            (COST $998,287) .....................................       998,287
                                                                   ------------
TOTAL INVESTMENTS (100.0%)
            (COST $160,901,992) .................................  $174,806,737
                                                                   ============

* Non-income producing security.
--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS
DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                       SECURITY
  SHARES             DESCRIPTION                                       VALUE
----------- --------------------------------                       ------------
COMMON STOCK (98.6%)
COMMUNICATION & BROADCASTING (6.9%)
     13,300 CBS Corp.* ..........................................   $   850,369
     31,400 MediaOne Group, Inc.* ...............................     2,411,912
     46,900 News Corp. Ltd. .....................................     1,568,219
                                                                    -----------
                                                                      4,830,500
                                                                    -----------
COMPUTER SERVICES (7.4%)
     33,000 Ceridian Corp. ......................................       711,563
     35,300 Novell, Inc.* .......................................     1,409,794
     12,900 Oracle Corp.* .......................................     1,445,606
     46,300 Sterling Commerce, Inc.* ............................     1,577,094
                                                                    -----------
                                                                      5,144,057
                                                                    -----------
ELECTRIC, GAS & WATER UTILITIES (0.9%)
     23,600 Entergy Corp. .......................................       607,700
                                                                    -----------
FINANCE & INSURANCE (16.8%)
FINANCIAL SERVICES (5.2%)
     19,000 Associates First Capital Corp. (A shares) ...........       521,312
     30,300 First Data Corp. ....................................     1,494,169
     16,600 Marsh & McLennan Cos., Inc. .........................     1,588,412
                                                                    -----------
                                                                      3,603,893
                                                                    -----------
INSURANCE CARRIERS (8.2%)
     12,300 Aetna, Inc. .........................................       686,494
     13,600 American International Group, Inc. ..................     1,470,500
     17,500 Jefferson-Pilot Corp. ...............................     1,194,375
     20,800 MBIA, Inc. ..........................................     1,098,500
     38,100 Travelers Property Casualty Corp. (A Shares) ........     1,304,925
                                                                    -----------
                                                                      5,754,794
                                                                    -----------
SECURITY & COMMODITY BROKERS, DEALERS & SERVICES (3.4%)
     24,255 Bear Stearns Companies, Inc. ........................     1,036,901
     23,850 Citigroup, Inc. .....................................     1,325,166
                                                                    -----------
                                                                      2,362,067
                                                                    -----------
                                                                     11,720,754
                                                                    -----------
MANUFACTURING (36.2%)
AIRCRAFT & AEROSPACE (0.5%)
      7,800 Boeing Co. ..........................................       324,187
                                                                    -----------
                       SECURITY
  SHARES             DESCRIPTION                                       VALUE
----------- --------------------------------                       ------------
MANUFACTURING (CONTINUED)
AUTOMOBILES (2.0%)
     18,900 General Motors Corp. ................................   $ 1,373,794
                                                                    -----------
CHEMICAL & ALLIED PRODUCTS (1.1%)
      5,700 Dow Chemical Co. ....................................       761,662
                                                                    -----------
COMPUTERS & OFFICE EQUIPMENT (12.9%)
     14,700 Cisco Systems, Inc.* ................................     1,574,738
     40,000 Compaq Computer Corp. ...............................     1,082,500
     13,800 Hewlett-Packard Co. .................................     1,572,337
     14,000 Intel Corp. .........................................     1,152,375
     12,800 International Business Machines Corp. ...............     1,382,400
     14,400 Microsoft Corp.* ....................................     1,681,200
     24,300 Xerox Corp. .........................................       551,306
                                                                    -----------
                                                                      8,996,856
                                                                    -----------
CONSUMER PRODUCTS (6.0%)
     18,800 American Home Products Corp. ........................       741,425
     10,400 General Electric Co. ................................     1,609,400
     12,400 Johnson & Johnson Co. ...............................     1,154,750
      6,400 Procter & Gamble Co. ................................       701,200
                                                                    -----------
                                                                      4,206,775
                                                                    -----------
ELECTRONICS (3.4%)
     11,800 Koninklijke (Royal) Philips Electronics .............     1,593,000
     32,700 Raytheon Co. (A shares) .............................       811,369
                                                                    -----------
                                                                      2,404,369
                                                                    -----------
FOOD AND BEVERAGE (2.6%)
    108,800 Nabisco Group Holdings Corp. ........................     1,156,000
     19,200 PepsiCo, Inc. .......................................       676,800
                                                                    -----------
                                                                      1,832,800
                                                                    -----------
MISC. INDUSTRIAL MACHINERY & EQUIPMENT (1.1%)
     17,100 Deere & Co. .........................................       741,712
                                                                    -----------
MISCELLANEOUS MANUFACTURING INDUSTRIES (3.5%)
      5,800 Alcoa, Inc. .........................................       481,400
     13,000 Ingersoll-Rand Co. ..................................       715,813
     11,200 PPG Industries, Inc. ................................       700,700
     20,800 Ralston-Ralston Purina Group ........................       579,800
                                                                    -----------
                                                                      2,477,713
                                                                    -----------
* Non-income producing security.
--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.
                                       16

--------------------------------------------------------------------------------
LARGE CAP VALUE SERIES
SCHEDULE OF INVESTMENTS (CONTINUED)
DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                       SECURITY
  SHARES             DESCRIPTION                                       VALUE
----------- --------------------------------                       ------------
MANUFACTURING (CONTINUED)
NONFERROUS METALS (0.6%)
      6,300 Phelps Dodge Corp. ..................................    $  422,888
                                                                    -----------
PAPER & PAPER PRODUCTS (0.5%)
      6,000 Champion International Corp. ........................       371,625
                                                                    -----------
TELECOMMUNICATIONS EQUIPMENT (1.2%)
     10,800 Lucent Technologies, Inc. ...........................       807,975
                                                                    -----------
TOBACCO (0.8%)
     24,500 Philip Morris Cos., Inc. ............................       568,094
                                                                    -----------
                                                                     25,290,450
                                                                    -----------
MINING (0.5%)
     14,400 Newmont Mining Corp. ................................       352,800
                                                                    -----------
                                                                        352,800
                                                                    -----------
OIL & GAS (8.8%)
     50,000 Conoco, Inc. (B Shares) .............................     1,243,750
     31,900 Enron Corp. .........................................     1,415,562
     17,686 Exxon Mobil Corp. ...................................     1,424,828
     17,600 Halliburton Co. .....................................       708,400
     21,100 Schlumberger Ltd. ...................................     1,186,875
      4,084 Transocean Sedco Forex, Inc. ........................       137,612
                                                                    -----------
                                                                      6,117,027
                                                                    -----------
PHARMACEUTICAL PREPARATIONS (3.2%)
     17,200 Merck & Co., Inc. ...................................     1,153,475
     24,200 Pharmacia & Upjohn, Inc. ............................     1,089,000
                                                                    -----------
                                                                      2,242,475
                                                                    -----------
SERVICES (11.8%)
AMUSEMENT & RECREATIONAL SERVICES (1.7%)
     40,300 The Walt Disney Co. .................................     1,178,775
                                                                    -----------
BUSINESS SERVICES (2.3%)
     59,300 Cendant Corp.* ......................................     1,575,156
                                                                    -----------
HOTELS & OTHER LODGING PLACES (1.5%)
     45,700 Starwood Hotels & Resorts Worldwide, Inc. ...........     1,073,950
                                                                    -----------

                       SECURITY
  SHARES             DESCRIPTION                                       VALUE
----------- --------------------------------                       ------------
SERVICES (CONTINUED)
TELECOMMUNICATIONS (6.3%)
     22,000 GTE Corp. ...........................................   $ 1,552,375
     30,505 MCI WorldCom, Inc.* .................................     1,618,698
     25,700 SBC Communications, Inc. ............................     1,252,875
                                                                    -----------
                                                                      4,423,948
                                                                    -----------
                                                                      8,251,829
                                                                    -----------
TRANSPORTATION (1.3%)
     33,400 Canadian National Railway Co. .......................       878,838
                                                                    -----------
                                                                        878,838
                                                                    -----------
WHOLESALE & RETAIL TRADE (4.8%)
MISCELLANEOUS RETAIL STORES (2.7%)
     65,400 K Mart Corp.* .......................................       658,088
     18,000 Wal-Mart Stores, Inc. ...............................     1,244,250
                                                                    -----------
                                                                      1,902,338
                                                                    -----------
RETAIL BUILDING MATERIAL (1.3%)
     13,200 Home Depot, Inc. ....................................       905,025
                                                                    -----------
RETAIL FOOD STORES (0.8%)
     30,200 Kroger Co. ..........................................       570,025
                                                                    -----------
                                                                      3,377,388
                                                                    -----------
TOTAL COMMON STOCK (COST $61,902,260) ...........................    68,813,818
                                                                    -----------

SHORT-TERM INVESTMENTS (1.4%)
    478,797 Samson Street Fund - Money Market Portfolio .........       478,797
    478,797 Temp Cash Fund - Dollar Series ......................       478,797
                                                                    -----------
TOTAL SHORT-TERM INVESTMENTS
            (COST $957,594) .....................................       957,594
                                                                    -----------
TOTAL INVESTMENTS (100.0%)
            (COST $62,859,854) ..................................   $69,771,412
                                                                    ===========

* Non-income producing security.
--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENTTRUST I
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 1999 (UNAUDITED)
================================================================================
                                                     SMALL CAP       LARGE CAP
                                                    VALUE SERIES   VALUE SERIES
                                                    ------------   ------------
ASSETS
     Investments
       Investments, at cost .....................   $160,901,992    $62,859,854
       Net unrealized appreciation ..............     13,904,745      6,911,558
                                                    ------------    -----------
     Total investments, at value ................    174,806,737     69,771,412
     Receivable for securities sold .............        768,957         88,935
     Receivable for Contributions ...............        602,694         93,235
     Interest and dividends receivable ..........         15,884            --
                                                    ------------    -----------
Total assets ....................................    176,194,272     69,953,582
                                                    ------------    -----------
LIABILITIES
     Payable for securities purchased ...........      1,186,614             --
     Payable for Withdrawals ....................        253,424          9,496
     Accrued management fee .....................        107,900         31,585
     Accrued expenses and other liabilites ......         23,959          9,365
                                                    ------------    -----------
Total liabilities ...............................      1,571,897         50,446
                                                    ------------    -----------
NET ASSETS ......................................   $174,622,375    $69,903,136
                                                    ============    ===========

SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF OPERATIONS
================================================================================
                                                      SMALL CAP      LARGE CAP
                                                    VALUE SERIES   VALUE SERIES
                                                    ------------   ------------
                                                    PERIOD ENDED   PERIOD ENDED
                                                    DECEMBER 31,   DECEMBER 31,
                                                       1999(a)        1999(a)
                                                    ------------   ------------
INVESTMENT INCOME
     Dividends ..................................      $  98,714     $  178,875
     Interest ...................................         27,486         20,297
                                                     -----------     ----------
Total investment income .........................        126,200        199,172
                                                     -----------     ----------
EXPENSES
     Investment advisory fees ...................        210,708         63,147
     Administration fees ........................         28,094         11,481
     Accounting services ........................          4,343          1,905
     Custody fees ...............................          5,826          2,235
     Trustee fees and expenses ..................            588            269
                                                     -----------     ----------
Total expenses ..................................        249,559         79,037
                                                     -----------     ----------
NET INVESTMENT INCOME (LOSS) ....................       (123,359)       120,135
                                                     -----------     ----------
REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
     Net realized gain from investments .........      8,795,510        378,328
     Net change in unrealized appreciation
         of investments .........................     15,927,338      5,202,063
                                                     -----------     ----------
Net realized and unrealized gain on investments .     24,722,848      5,580,391
                                                     -----------     ----------
NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS .....................    $24,599,489     $5,700,526
                                                     ===========     ==========

(a) For the period November 1, 1999 (Commencement of Operations) through December 31, 1999 (Unaudited).
--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
STATEMENTS OF CHANGES IN NET ASSETS
================================================================================
                                                      SMALL CAP       LARGE CAP
                                                    VALUE SERIES    VALUE SERIES
                                                    ------------    ------------
                                                    PERIOD ENDED    PERIOD ENDED
                                                    DECEMBER 31,    DECEMBER 31,
                                                       1999(a)         1999(a)
                                                    ------------    ------------
NET ASSETS-- BEGINNING OF PERIOD ................   $         --    $        --
                                                    ------------    -----------
OPERATIONS
     Net investment (loss) ......................       (123,359)       120,135
     Net realized gain from investments .........      8,795,510        378,328
     Net change in unrealized appreciation
       of investments ...........................     15,927,338      5,202,063
                                                    ------------    -----------
     Net increase in net assets resulting
       from operations ..........................     24,599,489      5,700,526
                                                    ------------    -----------
TRANSACTIONS IN BENEFICIAL INTEREST:
     Contributions ..............................    166,685,680     74,629,251
     Withdrawals ................................    (16,662,794)   (10,426,641)
                                                    ------------    -----------
       Net increase in net assets from transaction
         in beneficial interests ................    150,022,886     64,202,610
                                                    ------------    -----------
       Total increase in net assets .............    174,622,375     69,903,136
                                                    ------------    -----------
NET ASSETS-- END OF PERIOD ......................   $174,622,375    $69,903,136
                                                    ============    ===========

(a) For the period November 1, 1999 (Commencement of Operations) through December 31, 1999 (Unaudited).
--------------------------------------------------------------------------------
SEE ACCOMPANYING NOTES.

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
================================================================================
1.   ORGANIZATION

Small Cap Value Series and Large Cap Value Series (the "Series") are series of WT Investment Trust I (the "Trust"). The Trust is registered under the
Investment Company Act of 1940 (the "1940" Act") as an open-end management investment company and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to establish additional series, each of which is a separate class of shares. These financial statements and related notes pertain only to the Series. Information regarding other series of the Trust are contained in separate reports to their investors.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual amounts could differ from those estimates.

The following represent significant accounting policies of the Series:

     SECURITY VALUATION -- Securities, other than short-term securities, held by the Series for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services. If no sales are reported, the mean of the last bid and asked price is used. In the absence of readily available market quotations, securities are valued at fair value as determined by the Board of Trustees. As of December 31, 1999, the Series held no positions in fair valued securities. Securities with a maturity of 60 days or less are valued at amortized cost.

     REALIZED GAIN AND LOSS -- Security transactions are accounted for on a trade date basis and realized gain and loss on investments sold are determined on the basis of identified cost.

     INTEREST AND DIVIDEND INCOME -- Interest income is accrued as earned. Dividends on securities held by the Series are recorded on the ex-dividend date.

3.   ADVISORY, SERVICING FEES AND OTHER TRANSACTIONS WITH AFFILIATES

The investment adviser to each Series is Cramer Rosenthal McGlynn, LLC (the "Adviser"). Small Cap Value Series pays a monthly advisory fee to the Adviser at the annual rate of 0.75% of the Series' first $1 billion of average daily net assets; 0.70% of the Series' next $1 billion of average daily net assets; and 0.65% of the Series' average daily net assets over $2 billion. Large Cap Value Series pays a monthly advisory fee to the Adviser at the annual rate of 0.55% of the Series' first $1 billion of average daily net assets; 0.50% of the Series' next $1 billion of average daily net assets; and 0.45% of the Series' average daily net assets over $2 billion.

PFPC Inc. ("PFPC") performs certain administrative and accounting services pursuant to an Administration and Accounting Services Agreement with the Trust on behalf of the Series.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
WT INVESTMENT TRUST I
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
================================================================================
Wilmington Trust Company serves as custodian to the Trust and PFPC Trust Company serves as sub-custodian to the Trust.

Certain Trustees and officers of the Trust are also officers or directors to the Advisor. Trustees and officers of the Trust who are interested persons of the Trust receive no compensation from the Trust.

4.   SECURITIES TRANSACTIONS

The cost of securities purchased and the proceeds from sales of securities, other than short-term securities, for the period ended December 31, 1999, were as follows:

                                                     SMALL CAP       LARGE CAP
                                                   VALUE SERIES    VALUE SERIES
                                                   ------------    ------------
           Purchases .............................. $81,751,062     $60,289,651
           Sales ..................................  66,350,317      91,707,243
           Portfolio Turnover Rate:
                Period Ended December 31, 1999 ....      47.78%          73.68%

For federal income tax purposes, the tax basis of investment securities owned, the aggregate gross unrealized appreciation, the aggregate gross unrealized depreciation and net unrealized appreciation as of December 31, 1999, were as follows:

                                                                                              NET
                                                          UNREALIZED       UNREALIZED     UNREALIZED
                                           TAX COST      APPRECIATION     DEPRECIATION   APPRECIATION
                                          ------------   ------------     ------------   ------------
           Small Cap Value Series         $160,924,700    $30,776,974     $(16,894,937)   $13,882,037
           Large Cap Value Series           62,873,898     10,418,004       (3,520,490)     6,897,514

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
================================================================================
TRUSTEES
Robert H. Arnold
Eric Brucker
Robert J. Christian
Nicholas A. Giordano
Louis Klein, Jr.
Clement C. Moore, II
John J. Quindlen
William P. Richards

INVESTMENT ADVISER
Cramer Rosenthal McGlynn, LLC
707 Westchester Avenue
White Plains, NY 10604

ADMINISTRATOR
PFPC Inc
400 Bellevue Parkway
Wilmington, DE 19809

LEGAL COUNSEL
Pepper Hamilton LLP

INDEPENDENT AUDITORS
Ernst & Young LLP




INVESTOR INFORMATION: (800) CRM-2883
HTTP://WWW.CRMFUNDS.COM





THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED CURRENT PROSPECTUSES OF THE CRM FUNDS.

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